Capital Trust securities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Capital Trust securities

Note 16	Capital Trust securities

On March 13, 2009, CIBC Capital Trust, a trust wholly owned by CIBC and established under the laws of the Province of Ontario, issued $1,300 million of CIBC Tier 1 Notes – Series A, due June 30, 2108, and $300 million of CIBC Tier 1 Notes – Series B, due June 30, 2108 (collectively, the Notes). CIBC Capital Trust is not consolidated by CIBC and the senior deposit notes issued by CIBC to CIBC Capital Trust are reported as Deposits – Business and government on the consolidated balance sheet.
The Notes are structured to achieve Tier 1 regulatory capital treatment and, as such, have features of equity capital, including the deferral of cash interest under certain circumstances (Deferral Events). In the case of a Deferral Event, holders of the Notes will be required to invest interest paid on the Notes in our perpetual preferred shares. Should CIBC Capital Trust fail to pay the semi-annual interest payments on the Notes in full, we will not declare dividends of any kind on any of our preferred or common shares for a specified period of time.
In addition, the Notes will be automatically exchanged for our perpetual preferred shares upon the occurrence of any one of the following events: (i) proceedings are commenced for our winding-up; (ii) OSFI takes control of us or our assets; (iii) we or OSFI are of the opinion that our Tier 1 capital ratio is less than 5% or our Total capital ratio is less than 8%; or (iv) OSFI directs us pursuant to the
Bank Act
(Canada) to increase our capital or provide additional liquidity and we elect such automatic exchange or we fail to comply with such direction. Upon such automatic exchange, holders of the Notes will cease to have any claim or entitlement to interest or principal against CIBC Capital Trust.
CIBC Tier 1 Notes – Series A pays interest, at a rate of 9.976%, semi-annually until June 30, 2019. On June 30, 2019, and on each five-year anniversary thereafter, the interest rate on the CIBC Tier 1 Notes – Series A will reset to the five-year Government of Canada bond yield at such time plus 10.425%. CIBC Tier 1 Notes – Series B pays interest, at a rate of 10.25%, semi-annually until June 30, 2039. On June 30, 2039, and on each five-year anniversary thereafter, the interest rate on the CIBC Tier 1 Notes – Series B will reset to the five-year Government of Canada bond yield at such time plus 9.878%.
Subject to the approval of OSFI, CIBC Capital Trust may, in whole or in part, on the redemption dates specified in the table below, and on any date thereafter, redeem the CIBC Tier 1 Notes – Series A or Series B without the consent of the holders. Also, subject to the approval of OSFI, CIBC Capital Trust may redeem all, but not part of, the CIBC Tier 1 Notes – Series A or Series B prior to the earliest redemption date specified in the table below without the consent of the holders, upon the occurrence of certain specified tax or regulatory events.
OSFI’s capital adequacy guidelines confirmed the adoption of Basel III in Canada and clarified the treatment of non-qualifying capital instruments. Non-qualifying capital instruments are subject to a 10% phase-out per annum commencing in 2013. Banks are expected to develop and maintain a redemption schedule for non-qualifying capital instruments that gives priority to redeeming instruments at their regular par redemption dates before exercising any regulatory event redemption rights. With the adoption of Basel III, innovative capital instruments such as the CIBC Tier 1 Notes are considered non-qualifying capital instruments. We expect to exercise our regulatory event redemption rights in fiscal 2022 in respect of the $300 million CIBC Tier 1 Notes – Series B.
On June 30, 2019, CIBC Capital Trust redeemed all $1.3 billion of the CIBC Tier 1 Notes – Series A. In accordance with their terms, the CIBC Tier 1 Notes – Series A were redeemed at 100% of their principal amount, together with accrued and unpaid interest thereon. As a result of the redemption of the CIBC Tier 1 Notes – Series A by CIBC Capital Trust, CIBC redeemed the corresponding senior deposit notes issued by CIBC to CIBC Capital Trust on June 30, 2019.
The table below presents the significant terms and conditions of the Notes. As at October 31, 2019, we held nil trading positions (2018: $8 million in net long trading positions) of the Notes.

$ millions, as at October 31						2019	2018
				Earliest redemption dates		Principal amount
	Issue date	Interest payment dates	Yield	At greater of Canada Yield Price and par (1)	At par
Series A	March 13, 2009	June 30, December 31	9.976%	June 30, 2014	June 30, 2019	$–	$1,300
Series B	March 13, 2009	June 30, December 31	10.250%	June 30, 2014	June 30, 2039	300	300
						$300	$1,600

(1)
Canada Yield Price: a price calculated at the time of redemption (other than an interest rate reset date applicable to the series) to provide a yield to maturity equal to the yield on a Government of Canada bond of appropriate maturity plus: (i) for the CIBC Tier 1 Notes – Series A, (a) 1.735% if the redemption date is any time prior to June 30, 2019, or (b) 3.475% if the redemption date is any time on or after June 30, 2019; and (ii) for the CIBC Tier 1 Notes – Series B, (a) 1.645% if the redemption date is any time prior to June 30, 2039, or (b) 3.29% if the redemption date is any time on or after June 30, 2039.